Fair Value Measurements (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance	$ 19,792
Balance	31,945	$ 19,792
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance	19,792
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, April 25, 2014		$ 2,103,195
Change in fair value during period	12,153	252,633
Reclassification to equity from waiver of anti-dilution on May 15, 2014		(2,336,036)
Balance	$ 31,945	$ 19,792